ORGANIZATION AND CAPITAL MANAGEMENT - Summary of the Corporation's capital (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Management Commentary Explanatory [Line Items]
Financial assets	$ 61,175	$ 44,558
Other financial assets	26,899	16,546
Common Equity in Managed Investments	0	0
Corporation's Capital	355,965	310,673
Equity	141,891	134,741
Non-controlling interest - preferred equity	230	230
Financial liabilities	266,821	223,744
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	11,390	10,875
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	98,138	88,386
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	39,608	42,210
Common shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	92,991	82,898
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,145	4,145
Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	5,147	5,488
Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	14,396	12,694
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets	6,959	3,430
Common Equity in Managed Investments	44,413	46,248
Other Assets and Liabilities	4,895	6,585
Corporation's Capital	57,831	57,460
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	11,390	10,875
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	39,608	42,210
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,145
Non-controlling interest - preferred equity	2,688	230
The Corporation | Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	1,564	1,197
Managed Investments
Management Commentary Explanatory [Line Items]
Financial assets		11,497
Other financial assets	19,940	13,116
Common Equity in Managed Investments	0	0
Corporation's Capital	342,547	299,461
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	44,413	46,248
Managed Investments | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	0	0
Non-controlling interest - preferred equity	95,450	88,156
Managed Investments | Cash And Cash Equivalents1
Management Commentary Explanatory [Line Items]
Financial assets	12,832
Elimination
Management Commentary Explanatory [Line Items]
Financial assets	0	0
Other financial assets	0	0
Common Equity in Managed Investments	(44,413)	(46,248)
Corporation's Capital	(44,413)	(46,248)
Equity	0
Elimination | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	(44,413)	(46,248)
Elimination | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		0
Non-controlling interest - preferred equity	$ 0	$ 0